RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (22)	$ (69)
Movement in pension benefit obligation and pension assets:
Current service cost	(11)	(12)
Past service credit	3	7
Administration costs and taxes	(2)	(3)
Costs recognised in Income statement	(10)	(8)
Actuarial gain due to liability experience	5	6
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	(192)	97
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	35	11
Return on plan assets, net defined benefit liability (asset)	138	(103)
Re-measurement recognised in OCI	(14)	11	$ 64
Employer contributions	13	44
Net cash	13	44
Exchange rates	3
Amount recognised on the balance sheet	(30)	(22)	(69)
Amount recognised on the balance sheet - liability	(136)	(114)
Amount recognised on the balance sheet - asset	106	92
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(1,410)	(1,625)
Movement in pension benefit obligation and pension assets:
Current service cost	(11)	(12)
Past service credit	3	7
Interest (expense)/income	(41)	(40)
Administration costs and taxes	(2)	(3)
Costs recognised in Income statement	(51)	(48)
Actuarial gain due to liability experience	5	6
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	(192)	97
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	35	11
Re-measurement recognised in OCI	(152)	114
Employee contributions	(3)	(4)
Benefits paid directly by the Group, taxes and administration costs paid from scheme assets	2	3
Benefits paid	69	100
Net cash	68	99
Exchange rates	(27)	50
Amount recognised on the balance sheet	(1,572)	(1,410)	(1,625)
Amount recognised on the balance sheet - liability	(282)	(245)
Amount recognised on the balance sheet - asset	(1,290)	(1,165)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,388	1,556
Movement in pension benefit obligation and pension assets:
Interest (expense)/income	41	40
Costs recognised in Income statement	41	40
Return on plan assets, net defined benefit liability (asset)	138	(103)
Re-measurement recognised in OCI	138	(103)
Employer contributions	13	44
Employee contributions	3	4
Benefits paid directly by the Group, taxes and administration costs paid from scheme assets	(2)	(3)
Benefits paid	(69)	(100)
Net cash	(55)	(55)
Exchange rates	30	(50)
Amount recognised on the balance sheet	1,542	1,388	$ 1,556
Amount recognised on the balance sheet - liability	146	131
Amount recognised on the balance sheet - asset	1,396	1,257
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	77
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 75	77
Weighted average duration of defined benefit obligation	19 years
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (718)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(794)	(718)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	795
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	869	795
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	13
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 27	13
Weighted average duration of defined benefit obligation	11 years
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (424)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(471)	(424)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	437
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	498	437
Pension plans | Other
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(112)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(132)	(112)
Pension plans | Other | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(268)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(307)	(268)
Pension plans | Other | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	156
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 175	$ 156